Goodwill and Intangible Assets (Details) - CAD ($)	Mar. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	$ 1,237,881	$ 1,239,131
Identifiable intangibles on acquisition of Intermeccanica
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	522,817	524,067
Goodwill on acquisition of Intermeccanica
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	699,844	699,844
Other intangibles
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and intangible assets	$ 15,220	$ 15,220